Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions		12 Months Ended
		Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021	Feb. 28, 2020
Fair Value, Disclosure Item Amounts [Domain]
Accounting Policies [Line Items]
Long-term Debt, Fair Value		$ 405.9	$ 516.7
Restricted Cash		6.8	6.1	$ 5.8	$ 6.1
Worker's Compensation Liability, associated receivable		2.6	3.8
Workers' Compensation Liability, Current		1.7	1.8
Workers' Compensation Liability, Noncurrent		7.3	9.1
Workers' Compensation Liability		9.0	10.9
Workers' Compensation Liability, net of associated receivables		6.4	7.1
Loss Contingency Accrual, Product Liability, associated receivables		0.4	0.6
Loss Contingency Accrual, Product Liability, Gross		1.7	2.4
Loss Contingency Accrual, Product Liability, Net		1.3	1.8
Standard and Extended Product Warranty Accrual, Period Increase (Decrease)		(0.1)	2.5
Standard and Extended Product Warranty Accrual		28.6	24.0	22.5
Standard and Extended Product Warranty Accrual, Other Increase	[1]	4.5	0.0
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued		21.8	5.9
Standard and Extended Product Warranty Accrual, Decrease for Payments		(21.5)	(6.7)
Standard and Extended Product Warranty Accrual, Foreign Currency Translation Gain (Loss)		(0.1)	(0.2)
Product Warranty Accrual, Noncurrent		12.0	12.8
Accrued Environmental Loss Contingencies, Current		$ 0.8	$ 1.1
Accrual for Environmental Loss Contingencies, Discount Rate		3.50%	2.50%
Accrual for Environmental Loss Contingencies, Gross		$ 3.6
Research and Development Expense		44.4	$ 45.4	48.1
Debt, Long-term and Short-term, Combined Amount		481.2	482.5
Foreign exchange forward contracts		2.3	1.0
Foreign Currency Contracts, Liability, Fair Value Disclosure		(0.3)	(0.3)
Derivative, Fair Value, Net	[2]	2.0	0.7
Derivative, Notional Amount		55.1	76.1
Cost of sales		2,310.7	2,011.2	1,822.8
Operating expenses		837.2	741.4	684.2
Other income (expense), net		(13.5)	(6.6)	(8.6)
Forward Contracts [Member]
Accounting Policies [Line Items]
Cost of sales		2.6	0.6	0.1
Operating expenses		0.6	0.3	(0.1)
Other income (expense), net		(1.1)	(0.2)	0.8
Derivative, Gain (Loss) on Derivative, Net		$ 2.1	$ 0.7	$ 0.8
Other Noncurrent Liabilities [Member]
Accounting Policies [Line Items]
Environmental Loss Contingency, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other long-term liabilities	Other long-term liabilities
Other Current Liabilities [Member]
Accounting Policies [Line Items]
Loss Contingency Accrual		$ 0.3	$ 0.5
Other Noncurrent Liabilities [Member]
Accounting Policies [Line Items]
Loss Contingency Accrual		1.4	1.9
Environmental Contingencies
Accounting Policies [Line Items]
Total environmental contingencies (discounted)		3.3	3.4
Fair Value, Recurring [Member]
Accounting Policies [Line Items]
Restricted Cash		6.8	6.1
Foreign Currency Contracts, Liability, Fair Value Disclosure		(0.3)	(0.3)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Accounting Policies [Line Items]
Restricted Cash		6.8	6.1
Foreign Currency Contracts, Liability, Fair Value Disclosure		$ 0.0	$ 0.0
Minimum [Member]
Accounting Policies [Line Items]
Standard Product Warranty Description		three years
Minimum [Member] | Combined accounts of our equity method investments in unconsolidated affiliates
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		20.00%
Maximum [Member]
Accounting Policies [Line Items]
Standard Product Warranty Description		lifetime
Maximum [Member] | Combined accounts of our equity method investments in unconsolidated affiliates
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		50.00%

[1]	Initial quality claims are related to product damage during delivery or installation. As of February 24, 2023, we included claims for initial quality within our product warranty liability which is included in Other current liabilities on the Consolidated Balance Sheet. As of February 25, 2022, our reserve for initial quality was $4.3 and was separately included in Other current liabilities on the Consolidated Balance Sheet.
[2]	The notional amounts of the outstanding foreign exchange forward contracts were $55.1 as of February 24, 2023 and $76.1 as of February 25, 2022.